Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities

	Fair Value Measurements Using
In Thousands	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value	Netting(1)	Carrying Amount
June 30, 2013
Assets:
Commodity derivatives	$-	$3,283	$-	$3,283	$(1,078)	$2,205
Liabilities:
Commodity derivatives	-	(2,700)	-	(2,700)	1,078	(1,622)
December 31, 2012
Assets:
Commodity derivatives	$-	$8,429	$-	$8,429	$(4,679)	$3,750
Liabilities:
Commodity derivatives	-	(6,884)	-	(6,884)	4,679	(2,205)

(1)            The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.

Fair Value Measurements Using Significant Other Observable Inputs

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	June 30, 2013	December 31, 2012
In thousands
Assets:
Fair value of commodity derivatives - current assets	$448	$2,369
Fair value of commodity derivatives - long-term assets	1,757	1,381
Total Assets	$2,205	$3,750

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,229)	$(1,114)
Fair value of commodity derivatives - long-term liabilities	(393)	(1,091)
Total Liabilities	$(1,622)	$(2,205)

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	December 31, 2012	December 31, 2011
In thousands
Assets:
Fair value of commodity derivatives - current assets	$2,369	$12,674
Fair value of commodity derivatives - long-term assets	1,381	3,191
Total Assets	$3,750	$15,865

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,114)	$-
Fair value of commodity derivatives - long-term liabilities	(1,091)	(4,244)
Total Liabilities	$(2,205)	$(4,244)